Goodwill - Summary of Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Goodwill
Goodwill	$ 56,307	$ 56,307
Impairment charges	0	(67,909)	$ 0
Impairment charges	0	(67,909)	0
Pollo Tropical
Goodwill
Goodwill, Gross	56,307	56,307	56,307
Accumulated impairment loss	0	0	0
Goodwill	$ 56,307	56,307	$ 56,307
Impairment charges		0
Impairment charges		$ 0